Selected Statement of Operations Data - Financial Data Relating to Reportable Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from unaffiliated customers:
Sales of products		$ 588,396	$ 537,370	$ 403,963
Service rendered		218,006	215,147	178,783
Total revenues		806,402	752,517	582,746
Operating income (loss)		116,945	94,704	48,146
Assets (at end of year)		1,102,903	1,041,878	1,033,972
Expenditures for segment assets		23,550	19,348	12,500
Depreciation and amortization		44,756	45,282	30,333
Reportable Segments [Member]
Revenues from unaffiliated customers:
Assets (at end of year)		1,078,699	1,017,589	1,001,871
Production Solutions for Electronics Industry [Member]
Revenues from unaffiliated customers:
Sales of products		577,211	515,550	385,341
Service rendered		209,119	207,131	172,297
Total revenues		786,330	722,681	557,638
Operating income (loss)	[1]	119,006	92,988	47,507
Expenditures for segment assets		23,379	19,293	12,330
Depreciation and amortization		44,573	45,129	30,162
Production Solutions for Electronics Industry [Member] | Reportable Segments [Member]
Revenues from unaffiliated customers:
Assets (at end of year)		1,060,299	998,897	985,690
Solar Energy [Member]
Revenues from unaffiliated customers:
Sales of products		3,176	13,894	11,162
Service rendered		2,617	1,683	719
Total revenues		5,793	15,577	11,881
Operating income (loss)		(2,424)	(465)	(428)
Solar Energy [Member] | Reportable Segments [Member]
Revenues from unaffiliated customers:
Assets (at end of year)		6,732	7,290	3,699
Recognition Software [Member]
Revenues from unaffiliated customers:
Sales of products		8,009	7,926	7,460
Service rendered		6,270	6,333	5,767
Total revenues		14,279	14,259	13,227
Operating income (loss)		363	2,181	1,067
Expenditures for segment assets		171	55	170
Depreciation and amortization		183	153	171
Recognition Software [Member] | Reportable Segments [Member]
Revenues from unaffiliated customers:
Assets (at end of year)		$ 11,668	$ 11,401	$ 12,482

[1]	Including share in net income of Frontline.